Consolidated Statements of Stockholders' Equity (Parenthetical) (Retained Earnings [Member], USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Retained Earnings [Member]
Cash dividends declared per common share (in dollars per share)	$ 0.90	$ 0.90	$ 0.87